UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-879

Hallmark Investment Series Trust
(Exact name of registrant as specified in charter)

Hallmark Investment Series Trust 1250 Broadway 32nd Floor New York, NY	10001
(Address of principal executive offices)	(Zip code)

Edmund P. Bergan Jr., Esq. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-401-5500

Date of fiscal year end:	June 30th

Date of reporting period:	Quarter ended September 30, 2006

Item 1.           Schedule of Investments

HALLMARK INVESTMENT SERIES TRUST - HALLMARK TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS – SEPTEMBER 30, 2006  (Unaudited)

Principal
Amount	MORTGAGE-BACKED SECURITIES — 81.1%		Value

	Federal Home Loan Mortgage Agency Obligations – 10.9%
$9,274	6.500%, 10/01/11, Gold Pool #E65534		$9,432
21,378	10.50%, 12/01/20, Gold Pool #A01632		23,760
4,583	7.000%, 07/01/26, Gold Pool #D72664		4,731
79,958	6.000%, 07/01/28, Gold Pool #G00943		80,850
			118,773

	Federal National Mortgage Association – 44.1%
4,711	7.000%, 10/01/26, Gold Pool #C80442		4,864
29,060	6.000%, 05/01/13, Pool #421151		29,419
3,938	11.00%, 11/01/13, Pool #523853		4,255
51,966	5.500%, 01/01/14, Pool #479939		52,213
68,162	6.000%, 04/01/14, Pool #483994		69,230
26,202	6.500%, 02/01/16, Pool #572134		26,796
245	7.500%, 04/01/17, Pool #41474		253
3,201	7.500%, 07/01/17, Pool #141248		3,307
45,926	9.500%, 12/15/20, Pool #100285		50,751
21,448	6.500%, 03/01/28, Pool #251568		21,982
63,251	6.500%, 04/01/29, Pool #252342		64,829
88,582	7.000%, 03/01/30, Pool #533853		91,309
58,706	5.000%, 02/15/31, Series #2517 BK		58,619
			477,827

	Government National Mortgage Association – 26.1%
23,604	6.500%, 10/15/27, Pool #407955		24,280
58,871	6.500%, 08/15/28, Pool #458485		60,578
152,542	6.500%, 10/15/28, Pool #457825		156,965
39,429	7.000%, 08/15/29, Pool #506810		40,746
			282,569

	Total Investments (Cost $852,348)	81.1%	879,169
	Other Assets Less Liabilities	18.9	204,807
	Net Assets	100.0%	$1,083,976

Value of investments are shown as a percentage of net assets.

HALLMARK INVESTMENT SERIES TRUST - HALLMARK FIRST MUTUAL FUND

SCHEDULE OF INVESTMENTS – SEPTEMBER 30, 2006   (Unaudited)

Shares	COMMON STOCKS — 98.5%		Value

	CONSUMER DISCRETIONARY– 10.1%
4,375	Best Buy Company, Inc.		$234,325
4,100	Coach, Inc.		141,040
7,395	eBay, Inc.*		209,722
8,950	Lowe’s Cos. Inc.		251,137
5,650	Target Corp.		312,163
			1,148,387

	CONSUMER STAPLES– 5.6%
3,450	PepsiCo Inc.		225,147
6,650	Procter & Gamble Co.		412,167
			637,314

	DIVERSIFIED MANUFACTURING - 1.8%
2,700	3M Company		200,934

	ENERGY– 13.0%
5,325	Apache Corp.		336,540
4,005	Baker Hughes Inc.		273,141
11,150	BJ Services Co.		335,949
8,000	Exxon Mobil Corp.		536,800
			1,482,430

	FINANCIALS– 25.3%
5,750	ACE Ltd.		314,697
5,650	American Express Co.		316,852
8,000	American International Group, Inc.		530,080
9,875	Bank of America Corp.		529,004
2,300	CIT Group, Inc.		111,849
10,075	Citigroup, Inc.		500,425
2,040	Goldman Sachs Group (The), Inc.		345,107
6,750	Wells Fargo & Company		244,215
			2,892,229

	HEALTHCARE– 14.6%
2,475	Amgen Inc.*		177,037
2,600	Genentech Inc.*		215,020
2,600	Gilead Sciences, Inc.*		178,802
2,400	Johnson & Johnson		155,856
4,100	Medco Health Solutions Inc.*		246,451
5,100	Medtronic, Inc.		236,844
16,185	Pfizer, Inc.		459,007
			1,669,017

	INDUSTRIALS - 10.1%
19,000	General Electric Co.		670,700
7,575	United Technologies Corp.		479,876
			1,150,576

	INFORMATION TECHNOLOGY– 18.0%
20,350	Cisco Systems, Inc.*		468,050
4,000	Cognizant Technology Solutions Corp. CL A*		296,040
14,950	Corning Inc.*		364,929
10,550	Intel Corp.		217,014
17,130	Microsoft Corp.		468,163
6,850	QUALCOMM Inc.		248,998
			2,063,194

	Total Investments (Cost $10,434,732)	98.5%	11,244,081
	Other Assets Less Liabilities	1.5	173,426
	Net Assets	100.0%	$11,417,507

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Investment Series Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        November 20, 2006

*  Print the name and title of each signing officer under his or her signature.